LOANS RECEIVABLE, NET (Details) - Schedule of Loans Receivables, Net - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Loan Portfolio [Abstract]
Mortgage loans (residential)	$ 1,576,013	$ 1,589,871	$ 3,908,925
Reclassifying as:
Current portion	516,237	517,479	123,611
Non-current portion	1,059,776	1,072,392	3,785,314
Loans receivable, net	$ 1,576,013	$ 1,589,871	$ 3,908,925